INTANGIBLE ASSETS, NET - Narrative (Details) - Customer Lists	12 Months Ended
Sep. 30, 2025 USD ($)
INTANGIBLE ASSETS, NET
Finite-Lived Intangible Asset, Useful Life	8 years
Amortization of Intangible Assets	$ 24,221
Maximum
INTANGIBLE ASSETS, NET
Finite-Lived Intangible Asset, Useful Life	8 years
Minimum
INTANGIBLE ASSETS, NET
Finite-Lived Intangible Asset, Useful Life	8 years